Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096

770.497.9100

4 April 2019

Progress Residential Master Trust
40 West 57th Street, 15th Floor
New York, NY 10019

RE: Progress Residential Depositor, LLC (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Progress Residential Master Trust (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 4 of 270 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I

Client Code	Address	HOA Status
163723	13017 Brians Creek Dr	APPARENT HOA PROPERTY
55046	7334 Parks Trl	APPARENT HOA PROPERTY
71414	133 Mitchell Dr	APPARENT HOA PROPERTY
106669	66 S Wynnoak Cir	APPARENT HOA PROPERTY
105002	8608 Wellington Loop	APPARENT NON-HOA PROPERTY
105048	30243 Glenham Ct	APPARENT NON-HOA PROPERTY
108879	1522 Firewheel Dr	APPARENT NON-HOA PROPERTY
109010	4020 Windell Pl	APPARENT NON-HOA PROPERTY
122792	219 Lookout Dr	APPARENT NON-HOA PROPERTY
124611	7141 Java Dr	APPARENT NON-HOA PROPERTY
125240	1641 Firewheel Dr	APPARENT NON-HOA PROPERTY
126774	1571 Oak Hill Trl	APPARENT NON-HOA PROPERTY
126941	29805 Morningmist Dr	APPARENT NON-HOA PROPERTY
155999	1983 Apopka Dr	APPARENT NON-HOA PROPERTY
157126	2607 Shilo Ct	APPARENT NON-HOA PROPERTY
158363	28807 Raindance Ave	APPARENT NON-HOA PROPERTY
160489	11215 NW 21st Pl	APPARENT NON-HOA PROPERTY
160967	1713 Les Ct	APPARENT NON-HOA PROPERTY
161246	8853 Parliament Ct	APPARENT NON-HOA PROPERTY
162742	7623 17th Ave W	APPARENT NON-HOA PROPERTY
163407	1536 Oak Hill Trl	APPARENT NON-HOA PROPERTY
163684	8010 Swamp Flower Dr	APPARENT NON-HOA PROPERTY
163767	1417 Lund Ave	APPARENT NON-HOA PROPERTY
163918	555 Edward Rutledge St	APPARENT NON-HOA PROPERTY
164716	542 Lewis Morris St	APPARENT NON-HOA PROPERTY
164940	123 Hidalgo Ave	APPARENT NON-HOA PROPERTY
165426	2698 Arron Ct	APPARENT NON-HOA PROPERTY
166671	6079 Colchester Ave	APPARENT NON-HOA PROPERTY
90000135	5238 Woodridge Ln	APPARENT NON-HOA PROPERTY
90000520	12051 Topaz St	APPARENT NON-HOA PROPERTY
90000684	133 Lookout Dr	APPARENT NON-HOA PROPERTY
96069	28546 Tall Grass Dr	APPARENT NON-HOA PROPERTY
48499	317 California Ct	APPARENT NON-HOA PROPERTY
162045	140 Peggy Ct	APPARENT NON-HOA PROPERTY
101108	4446 Wild Honey Ct	APPARENT NON-HOA PROPERTY
101928	1837 Monte Alban Dr	APPARENT NON-HOA PROPERTY

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102852	904 Seabury Hill Ct	APPARENT NON-HOA PROPERTY
103154	7409 Mountain Thicket St	APPARENT NON-HOA PROPERTY
103479	1612 Rio Bravo Dr	APPARENT NON-HOA PROPERTY
103770	509 Casa del Norte Dr	APPARENT NON-HOA PROPERTY
105500	1932 Monte Alban Dr	APPARENT NON-HOA PROPERTY
106355	4530 Calico Cliff Ct	APPARENT NON-HOA PROPERTY
106699	4643 Cliff Breeze Dr	APPARENT NON-HOA PROPERTY
106876	1811 Panther Pl	APPARENT NON-HOA PROPERTY
109047	3737 Saint Phillip Ct	APPARENT NON-HOA PROPERTY
121327	6717 White Lakes Ave	APPARENT NON-HOA PROPERTY
124957	5223 Variety Ave	APPARENT NON-HOA PROPERTY
125609	5004 Camino del Santo Pkwy	APPARENT NON-HOA PROPERTY
13059	115 Trout Creek Ct	APPARENT NON-HOA PROPERTY
36893	6309 Allspice Ct	APPARENT NON-HOA PROPERTY
47616	6558 Candy Apple Cir	APPARENT NON-HOA PROPERTY
53633	7125 Tropical Island Cir	APPARENT NON-HOA PROPERTY
54093	7855 Blue Brook Dr	APPARENT NON-HOA PROPERTY
74601	2205 Farmouth Cir	APPARENT NON-HOA PROPERTY
88102	4642 Woodview St	APPARENT NON-HOA PROPERTY
90001743	2511 Cactus Hill Dr	APPARENT NON-HOA PROPERTY
96147	5421 Sea Water Way	APPARENT NON-HOA PROPERTY
99455	5239 Nest Ct	APPARENT NON-HOA PROPERTY
166601	3027 Candlelite Dr	APPARENT NON-HOA PROPERTY
106982	3720 Hollow Wood Dr	APPARENT NON-HOA PROPERTY
127491	2729 Briarpatch Dr	APPARENT NON-HOA PROPERTY
158931	12818 Illinois Woods Ln	APPARENT NON-HOA PROPERTY
159260	228 Ball Park Ave	APPARENT NON-HOA PROPERTY
160083	12695 Westport Cir	APPARENT NON-HOA PROPERTY
160143	4123 1st Ave E	APPARENT NON-HOA PROPERTY
160483	116 Brook Woode Ave	APPARENT NON-HOA PROPERTY
160509	524 McArthur Ave	APPARENT NON-HOA PROPERTY
160660	2321 Lyncrest Ct	APPARENT NON-HOA PROPERTY
160762	12834 Illinois Woods Ln	APPARENT NON-HOA PROPERTY
160970	717 Isleton Dr	APPARENT NON-HOA PROPERTY
161007	6914 Oldgate Cir	APPARENT NON-HOA PROPERTY
161637	1124 Blufield Ave	APPARENT NON-HOA PROPERTY
161651	12740 Westport Cir	APPARENT NON-HOA PROPERTY
162458	2027 Helm Ln	APPARENT NON-HOA PROPERTY

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162521	1466 Denlow Ln	APPARENT NON-HOA PROPERTY
162626	19408 NW 83rd Ave	APPARENT NON-HOA PROPERTY
162677	4149 Riverwood Dr	APPARENT NON-HOA PROPERTY
162945	12710 Hampton Park Blvd	APPARENT NON-HOA PROPERTY
162957	175 Martin Cir	APPARENT NON-HOA PROPERTY
162987	14936 Glasgow Ct	APPARENT NON-HOA PROPERTY
163083	265 Las Palmas St	APPARENT NON-HOA PROPERTY
163263	14638 Autumn Ave	APPARENT NON-HOA PROPERTY
164086	4088 Everett Ave	APPARENT NON-HOA PROPERTY
164197	826 Oliver Ellsworth St	APPARENT NON-HOA PROPERTY
164202	1327 Maximilian Dr	APPARENT NON-HOA PROPERTY
164384	147 Viscaya Ave	APPARENT NON-HOA PROPERTY
166564	4814 Weasel Dr	APPARENT NON-HOA PROPERTY
167315	101 Malaga St	APPARENT NON-HOA PROPERTY
167318	1045 Julia Heights Dr	APPARENT NON-HOA PROPERTY
167341	13806 Callington Dr	APPARENT NON-HOA PROPERTY
167421	911 NW 7th St	APPARENT NON-HOA PROPERTY
167537	2735 Talladega Dr	APPARENT NON-HOA PROPERTY
167556	4131 Quail Briar Dr	APPARENT NON-HOA PROPERTY
36017	30035 Morningmist Dr	APPARENT NON-HOA PROPERTY
36540	30439 Wrencrest Dr	APPARENT NON-HOA PROPERTY
56382	1430 Maximilian Dr	APPARENT NON-HOA PROPERTY
72890	28434 Meadowrush Way	APPARENT NON-HOA PROPERTY
88560	28147 Brokenmead Path	APPARENT NON-HOA PROPERTY
90000192	206 Twisting Trl	APPARENT NON-HOA PROPERTY
90000548	2661 20th St	APPARENT NON-HOA PROPERTY
90000626	973 Grassy Island Ln	APPARENT NON-HOA PROPERTY
90000828	10261 Heathcliff St	APPARENT NON-HOA PROPERTY
90001347	14145 Kingmont St	APPARENT NON-HOA PROPERTY
90001353	12252 Ronald St	APPARENT NON-HOA PROPERTY
90001441	4539 Cypress St	APPARENT NON-HOA PROPERTY
90001460	8604 Cavendish Dr	APPARENT NON-HOA PROPERTY
105429	4167 Arapaho Dr	APPARENT NON-HOA PROPERTY
107370	5270 Gable Ridge Way	APPARENT NON-HOA PROPERTY
108037	2880 Emerald Springs Dr	APPARENT NON-HOA PROPERTY
124912	1304 Violet Ln	APPARENT NON-HOA PROPERTY
125601	22 McClure Ct	APPARENT NON-HOA PROPERTY
127203	3000 Wellcrest Dr NW	APPARENT NON-HOA PROPERTY

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161132	500 Saddle Shoals Dr	APPARENT NON-HOA PROPERTY
165900	275 Vaness Dr	APPARENT NON-HOA PROPERTY
36542	820 Brandon Dr	APPARENT NON-HOA PROPERTY
54134	260 Hunt Club Cir	APPARENT NON-HOA PROPERTY
59267	350 Anna Ave	APPARENT NON-HOA PROPERTY
59629	5340 Tomahawk Ter	APPARENT NON-HOA PROPERTY
90000296	1878 S Carisbrook Pl	APPARENT NON-HOA PROPERTY
90000313	841 Revena Dr	APPARENT NON-HOA PROPERTY
90000330	2070 Cherokee Ridge Trl NW	APPARENT NON-HOA PROPERTY
90000994	1095 Kentucky Dr	APPARENT NON-HOA PROPERTY
90001012	6013 Valley Green Rd	APPARENT NON-HOA PROPERTY
90001045	120 Ann Pl	APPARENT NON-HOA PROPERTY
90001047	124 Bethany Manor Dr	APPARENT NON-HOA PROPERTY
90001091	1406 Oak Knoll Dr NE	APPARENT NON-HOA PROPERTY
90001093	1936 Pueblo Dr	APPARENT NON-HOA PROPERTY
90001610	907 Nature Trl	APPARENT NON-HOA PROPERTY
90001619	692 Jockey Ln	APPARENT NON-HOA PROPERTY
90001621	2830 Emerald Springs Dr	APPARENT NON-HOA PROPERTY
96109	460 Kyles Cir	APPARENT NON-HOA PROPERTY
165334	4022 Magnolia Dr	APPARENT NON-HOA PROPERTY
101297	2708 Baird Dr	APPARENT NON-HOA PROPERTY
102036	2670 Pinnacle Dr	APPARENT NON-HOA PROPERTY
126665	165 Susan Dr	APPARENT NON-HOA PROPERTY
159761	2110 Hedgelawn Dr	APPARENT NON-HOA PROPERTY
106904	75 Misty Hill Cv	APPARENT NON-HOA PROPERTY
121296	6341 Fairway Heights Cv	APPARENT NON-HOA PROPERTY
123476	1605 S Frence Creek Cv	APPARENT NON-HOA PROPERTY
124620	2717 Twisted Oak Cv N	APPARENT NON-HOA PROPERTY
127565	1030 Jessica Lauren Dr	APPARENT NON-HOA PROPERTY
100389	774 Poplar Ct	APPARENT NON-HOA PROPERTY
103401	3309 Bentgate Ct	APPARENT NON-HOA PROPERTY
105551	1218 Redding Dr	APPARENT NON-HOA PROPERTY
105581	1400 Lay St	APPARENT NON-HOA PROPERTY
105788	1931 Tulia St	APPARENT NON-HOA PROPERTY
129023	1145 Essex Dr	APPARENT NON-HOA PROPERTY
160324	1134 Rimcrest Dr	APPARENT NON-HOA PROPERTY
162967	1753 Venus Dr W	APPARENT NON-HOA PROPERTY
164787	1008 Bumble Bee Dr	APPARENT NON-HOA PROPERTY

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98124	863 Sonora Ln	APPARENT NON-HOA PROPERTY
53161	13245 N 56th Ave	APPARENT NON-HOA PROPERTY
71860	446 W Manor St	APPARENT NON-HOA PROPERTY
89227	7014 W Jenan Dr	APPARENT NON-HOA PROPERTY
93609	9310 W Sanna St	APPARENT NON-HOA PROPERTY
93729	8539 W Diana Ave	APPARENT NON-HOA PROPERTY
160122	1018 Corallita Ct	APPARENT NON-HOA PROPERTY
163600	2937 Dakota Dr	APPARENT NON-HOA PROPERTY
167329	128 Granada St	APPARENT NON-HOA PROPERTY
54589	10946 Lauren Oak Ln S	APPARENT NON-HOA PROPERTY
97357	1068 Larch Way	APPARENT NON-HOA PROPERTY
105053	147 Old Hickory Way	APPARENT NON-HOA PROPERTY
163757	327 Prescott Ct	APPARENT NON-HOA PROPERTY
167730	1610 Landing Ct	APPARENT NON-HOA PROPERTY
53514	1011 Bowman Way	APPARENT NON-HOA PROPERTY
54729	41 Darby Ct	APPARENT NON-HOA PROPERTY
90001008	3600 Biltmore Oaks Dr	APPARENT NON-HOA PROPERTY
164272	148 Meadow Glen Dr	APPARENT NON-HOA PROPERTY
164538	4234 Ansar Ln	APPARENT NON-HOA PROPERTY
165354	7416 Iron Rock Rd	APPARENT NON-HOA PROPERTY
100909	5918 Tommy Joe Dr	APPARENT NON-HOA PROPERTY
106505	1922 Cresent Ln	APPARENT NON-HOA PROPERTY
107090	2799 Russum Dr	APPARENT NON-HOA PROPERTY
107242	8140 Park Pike Dr	APPARENT NON-HOA PROPERTY
107424	2605 Olivia Ln	APPARENT NON-HOA PROPERTY
107600	8341 Grayce Dr # 2	APPARENT NON-HOA PROPERTY
108467	7292 Crystal Dr	APPARENT NON-HOA PROPERTY
110554	7351 Crystal Dr	APPARENT NON-HOA PROPERTY
121061	2686 Pinnacle Dr	APPARENT NON-HOA PROPERTY
121633	7504 Essayons Dr	APPARENT NON-HOA PROPERTY
121824	7892 Jane Ayre Dr	APPARENT NON-HOA PROPERTY
122029	5650 Carter Dr	APPARENT NON-HOA PROPERTY
142698	5711 Carter Dr	APPARENT NON-HOA PROPERTY
161456	4064 Sidlehill Dr	APPARENT NON-HOA PROPERTY
163284	7916 Ridgedale Dr	APPARENT NON-HOA PROPERTY
164028	10824 Ridgefield Dr	APPARENT NON-HOA PROPERTY
165129	7832 Sarah Ann Dr S	APPARENT NON-HOA PROPERTY
165819	8124 Loden Cv	APPARENT NON-HOA PROPERTY

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167127	2851 Pinnacle Dr	APPARENT NON-HOA PROPERTY
167654	7576 De Fleury Bnd E	APPARENT NON-HOA PROPERTY
105137	9216 Aloysia Ln	APPARENT NON-HOA PROPERTY
106965	6022 Patric Alan Ct	APPARENT NON-HOA PROPERTY
108850	280 Patrick Ave SW	APPARENT NON-HOA PROPERTY
108891	3063 Champion Ln SW	APPARENT NON-HOA PROPERTY
110071	1554 Kindred Cir NW	APPARENT NON-HOA PROPERTY
122190	6133 Goldenfield Dr	APPARENT NON-HOA PROPERTY
122266	6332 Goldenfield Dr	APPARENT NON-HOA PROPERTY
128163	519 Clearwater Dr NW	APPARENT NON-HOA PROPERTY
164250	11818 Harris Ridge Dr	APPARENT NON-HOA PROPERTY
165988	6918 Lowen Rd	APPARENT NON-HOA PROPERTY
166394	2557 Paddle Pl NW	APPARENT NON-HOA PROPERTY
128415	4729 Cliff Breeze Dr	APPARENT NON-HOA PROPERTY
102705	7908 Jills Creek Dr	APPARENT NON-HOA PROPERTY
102708	9336 Starcross Ave	APPARENT NON-HOA PROPERTY
104414	325 Garden Springs Dr	APPARENT NON-HOA PROPERTY
104421	55 Misty Meadows Cv	APPARENT NON-HOA PROPERTY
104427	450 Garden Springs Dr	APPARENT NON-HOA PROPERTY
104668	1461 Far Dr	APPARENT NON-HOA PROPERTY
104740	9317 Barrow Dr	APPARENT NON-HOA PROPERTY
104780	1512 Far Dr	APPARENT NON-HOA PROPERTY
105327	10237 N Green Moss Dr	APPARENT NON-HOA PROPERTY
106290	9875 Averbury Dr	APPARENT NON-HOA PROPERTY
106926	10121 Lynham Dr	APPARENT NON-HOA PROPERTY
106937	1723 Brentford Cv	APPARENT NON-HOA PROPERTY
107668	1550 Far Dr	APPARENT NON-HOA PROPERTY
107673	10198 Woodland Hills Dr	APPARENT NON-HOA PROPERTY
107811	9708 Swingbridge Cv W	APPARENT NON-HOA PROPERTY
108011	1719 Brentford Cv	APPARENT NON-HOA PROPERTY
108640	10229 Sterling Ridge Dr	APPARENT NON-HOA PROPERTY
109852	1463 Far Dr	APPARENT NON-HOA PROPERTY
121421	835 N Ericson Rd	APPARENT NON-HOA PROPERTY
122731	1026 Coolidge Cv	APPARENT NON-HOA PROPERTY
122924	1441 Siskin Dr	APPARENT NON-HOA PROPERTY
123417	4570 Wood Fox Cv	APPARENT NON-HOA PROPERTY
125016	1153 Hunters Green Cir S	APPARENT NON-HOA PROPERTY
125847	6662 Dawnhill Rd	APPARENT NON-HOA PROPERTY

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126495	7720 Hunters Green Cir N	APPARENT NON-HOA PROPERTY
128526	360 Lida Ln	APPARENT NON-HOA PROPERTY
153669	6744 Whitten View Ln	APPARENT NON-HOA PROPERTY
157340	3013 Mesquite Dr	APPARENT NON-HOA PROPERTY
160283	817 Carmen Way	APPARENT NON-HOA PROPERTY
160426	2025 Zion Ln	APPARENT NON-HOA PROPERTY
160427	1901 O Leary Ct	APPARENT NON-HOA PROPERTY
160892	5059 Nina Marie Ave	APPARENT NON-HOA PROPERTY
161272	1838 Bridget Dr	APPARENT NON-HOA PROPERTY
161428	6029 Marley St	APPARENT NON-HOA PROPERTY
161447	565 County Farm Rd	APPARENT NON-HOA PROPERTY
161450	2769 Misty Bay Dr	APPARENT NON-HOA PROPERTY
161706	2729 Breezy Ridge Trl	APPARENT NON-HOA PROPERTY
161789	844 Pin Oak Dr	APPARENT NON-HOA PROPERTY
161881	6020 Marley St	APPARENT NON-HOA PROPERTY
161913	1482 Lawson Dr	APPARENT NON-HOA PROPERTY
161991	2811 Misty Bay Dr	APPARENT NON-HOA PROPERTY
162098	3942 Tamara Dr	APPARENT NON-HOA PROPERTY
162115	11828 Douglass St	APPARENT NON-HOA PROPERTY
162701	505 Rosie Mae Ct	APPARENT NON-HOA PROPERTY
163060	434 Indian Park Dr	APPARENT NON-HOA PROPERTY
163183	5956 Armistead St	APPARENT NON-HOA PROPERTY
163569	602 Hounds Run	APPARENT NON-HOA PROPERTY
163732	5024 Hectare Ln	APPARENT NON-HOA PROPERTY
163834	1020 Milano Cv	APPARENT NON-HOA PROPERTY
163860	1064 Tammy Sue Ln	APPARENT NON-HOA PROPERTY
163861	1046 Tammy Sue Ln	APPARENT NON-HOA PROPERTY
163954	259 Chaney Blvd	APPARENT NON-HOA PROPERTY
164738	7099 Show Boat Ln	APPARENT NON-HOA PROPERTY
165121	106 Chapel Brook Way	APPARENT NON-HOA PROPERTY
165127	3048 Ace Wintermeyer Dr	APPARENT NON-HOA PROPERTY
165172	1985 Berry Hollow Dr	APPARENT NON-HOA PROPERTY
165492	201 Bill Stewart Blvd	APPARENT NON-HOA PROPERTY
165564	6689 Whitten View Ln	APPARENT NON-HOA PROPERTY
166093	375 Abbie Rd	APPARENT NON-HOA PROPERTY
166946	401 Shadylake Dr	APPARENT NON-HOA PROPERTY
167032	121 Howard Woody Dr	APPARENT NON-HOA PROPERTY
168115	1135 Cason Ln	APPARENT NON-HOA PROPERTY

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96895	1606 Farkleberry Dr	APPARENT NON-HOA PROPERTY
109845	1020 Beechwood Dr	APPARENT NON-HOA PROPERTY
125506	317 W Glen Meadow Dr	APPARENT NON-HOA PROPERTY
129108	1107 Falconcrest Ct	APPARENT NON-HOA PROPERTY
162465	3404 Roddy Dr	APPARENT NON-HOA PROPERTY
163497	3501 Chapel Pointe Trl	APPARENT NON-HOA PROPERTY

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